Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ (1,462)	$ 595	$ (16,569)	$ 882
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			45,166	$ 45,166	$ 45,166
Amount used during the period			(501)		(988)
Remeasurement			(16,569)		(1,380)
Closing balance	$ 28,096		$ 28,096		$ 45,166